PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT NET

Property and equipment, net consist of the following:

	September 30, 2024	September 30, 2023
At cost:
Office equipment	$161,937	$161,581
Fixture and fittings	100,085	99,848
Motor vehicle	52,294	52,170
Exchange adjustment	2,488	717
	316,804	314,316
Less: accumulated depreciation	(294,507)	(268,341)
Total	$22,297	$45,975